Redeemable Convertible Preferred Stock	5 Months Ended	6 Months Ended
	Dec. 31, 2016	Jun. 30, 2017
Temporary Equity Disclosure [Abstract]
Temporary Equity Disclosure [Text Block]
7.  Redeemable Convertible Preferred Stock

The Company’s Certificate of Incorporation authorized 1,000,000 shares of undesignated, serial preferred stock. Preferred stock may be issued from time to time in one or more series. The Board of Directors is authorized to determine the rights, preferences, privileges, and restrictions granted to and imposed upon any wholly unissued series of preferred stock and designation of any such series without any further vote or action by the Company’s stockholders.

As of December 31, 2016, the Company’s only outstanding series of convertible preferred stock is the Series G Convertible Preferred Stock (“Series G”).

The Series G stock has a stated value of $1,000 per share, and is convertible into common stock at a conversion price equal to 85% of the lowest sale price of the common stock on its quoted/listed  market over the five trading days preceding the date of conversion ("Beneficial Conversion Feature"), subject to a maximum conversion price. The number of shares of common stock that may be converted is determined by dividing the stated value of the number of shares of Series G to be converted by the conversion price. The Company may elect to pay the Series G holder in cash at the current market price multiplied by the number of shares of common stock issuable upon conversion.

For the period ended December 31, 2016, no shares of Series G were converted into shares of common stock.  At December 31, 2016, the outstanding Series G shares were convertible into a minimum of 198,231 shares of common stock.

Upon a change in control, sale of or similar transaction, as defined in the Certificate of Designation for the Series G, each holder of the Series G has the option to deem such transaction as a liquidation and may redeem his or her shares at the liquidation value of $1,000, per share, for an aggregate amount of $168,496.  The sale of all the assets on June 28, 2007 triggered the preferred stockholders’ redemption option.  As such redemption is not in the control of the Company, the Series G stock has been accounted for as if it was redeemable preferred stock and is classified on the balance sheet between liabilities and stockholders’ equity.

The conversion feature of the preferred stock is considered a derivative according to ASC 815 “Derivatives and Hedging”, therefore, the fair value of the derivative is reflected in the financial statements as a liability, which was determined to be $137,177 as of December 31, 2016, and has been included as “conversion feature liability” on the accompanying balance sheets. As of the Closing, the fair value of the derivative was determined to be $137,177.

The fair value of the conversion feature liability is calculated under a Black-Scholes Model, using the market price of the Company’s common stock on each of the balance sheet dates presented, the expected dividend yield, the expected life of the redemption and the expected volatility of the Company’s common stock.

The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and considering factors specific to the conversion feature liability. Since some of the assumptions used by the Company are unobservable, the conversion feature liability is classified within the level 3 hierarchy in the fair value measurement.

The expected volatility of the conversion feature liability was based on the historical volatility of the Company’s common stock. The expected life assumption was based on the expected remaining life of the underlying preferred stock redemption. The risk-free interest rate for the expected term of the conversion feature liability was based on the average market rate on U.S. treasury securities in effect during the applicable quarter. The dividend yield reflected historical experience as well as future expectations over the expected term of the underlying preferred stock redemption. Therefore, the fair value of the conversion feature liability is sensitive to changes in above assumptions and changes of the Company’s common stock price.

The table below shows the quantitative information about the significant unobservable inputs used in the fair value measurement of level 3 conversion feature liability at December 31, 2016:

Expected life of the redemption in years	1.0
Risk free interest rate	0.85%
Expected annual volatility	174.84%
Annual rate of dividends	0%

The changes in the fair value of the derivative are as follows:

Beginning as of November 4, 2016 (Closing)	$138,562
Decrease in fair value	(1,385)

Ending balance as of December 31, 2016	$137,177

7.  Redeemable Convertible Preferred Stock

The Company’s Certificate of Incorporation authorized 1,000,000 shares of undesignated, serial preferred stock. Preferred stock may be issued from time to time in one or more series. The Board of Directors is authorized to determine the rights, preferences, privileges, and restrictions granted to and imposed upon any wholly unissued series of preferred stock and designation of any such series without any further vote or action by the Company’s stockholders.

As of June 30, 2017, the Company’s only outstanding series of convertible preferred stock is the Series G Convertible Preferred Stock (“Series G”).

The Series G stock has a stated value of $1,000 per share, and is convertible into common stock at a conversion price equal to 85% of the lowest sale price of the common stock on its listed market over the five trading days preceding the date of conversion (“Beneficial Conversion Feature”), subject to a maximum conversion price. The number of shares of common stock that may be converted is determined by dividing the stated value of the number of shares of Series G to be converted by the conversion price. The Company may elect to pay the Series G holder in cash at the current market price multiplied by the number of shares of common stock issuable upon conversion.

For the three and six months ended June 30, 2017, no shares of Series G were converted into shares of common stock.  At June 30, 2017, the outstanding Series G shares were convertible into a minimum of 132,154 shares of common stock.

Upon a change in control, sale or similar transaction, as defined in the Certificate of Designation for the Series G, each holder of the Series G has the option to deem such transaction as a liquidation and may redeem his or her shares at the liquidation value of $1,000, per share, for an aggregate amount of $168,496.  The sale of all the assets on June 28, 2007 triggered the preferred stockholders’ redemption option.  As such redemption is not in the control of the Company, the Series G stock has been accounted for as if it was redeemable preferred stock and is classified on the balance sheet between liabilities and stockholders’ equity.

The conversion feature of the preferred stock is considered a derivative according to ASC 815 “Derivatives and Hedging”, therefore, the fair value of the derivative is reflected in the financial statements as a liability, which was determined to be $126,927 and $137,177 as of June 30, 2017 and December 31, 2016, respectively and has been included as “conversion feature liability” on the accompanying balance sheets.

The fair value of the conversion feature liability is calculated under a Black-Scholes Model, using the market price of the Company’s common stock on each of the balance sheet dates presented, the expected dividend yield, the expected life of the redemption and the expected volatility of the Company’s common stock.

The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and considering factors specific to the conversion feature liability. Since some of the assumptions used by the Company are unobservable, the conversion feature liability is classified within the level 3 hierarchy in the fair value measurement.

The expected volatility of the conversion feature liability was based on the historical volatility of the Company’s common stock. The expected life assumption was based on the expected remaining life of the underlying preferred stock redemption. The risk-free interest rate for the expected term of the conversion feature liability was based on the average market rate on U.S. treasury securities in effect during the applicable quarter. The dividend yield reflected historical experience as well as future expectations over the expected term of the underlying preferred stock redemption. Therefore, the fair value of the conversion feature liability is sensitive to changes in above assumptions and changes of the Company’s common stock price.

The table below shows the quantitative information about the significant unobservable inputs used in the fair value measurement of level 3 conversion feature liability at June 30, 2017:

Expected life of the redemption in years	1.0
Risk free interest rate	1.24%
Expected annual volatility	170.64%
Annual rate of dividends	0%

The changes in the fair value of the derivative are as follows:

Beginning as of January 1, 2017	$137,177
Decrease in fair value	(10,250)

Ending balance as of June 30, 2017	$126,927